Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Calculation of Earnings per Share

The following table sets forth the calculation of earnings per share (in thousands of Brazilian reais, except per share amounts):

	December 31, 2020	December 31, 2019	December 31, 2018
Profit attributable to the holders of the Company’s common shares used in the calculation of basic earnings per share	859,482	1,316,341	975,448
Profit from continuing operations attributable to the ordinary equity holders of the Company used in calculating basic earnings per share	859,482	1,305,320	1,003,678
Dilutive effect of the share-based plan of subsidiaries	(5,739)	(5,714)	(2,882)
Profit attributable to the holders of the Company’s common shares used in the calculation of diluted earnings per share	853,743	1,310,627	972,566
Profit from continuing operations attributable to the ordinary equity holders of the Company used in calculating diluted earnings per share	853,743	1,299,606	1,000,796
Weighted average number of outstanding shares (in thousands of shares)
Basic	223,630	227,560	244,065
Dilutive effect of the share-based plan	6,741	8,530	10,061
Dilutive	230,371	236,090	254,126
Earnings per share
Basic	R$3.8433	R$5.7850	R$3.9970
Diluted	R$3.7059	R$5.5510	R$4.1120
Earnings per share from continuing operations
Basic	R$3.8433	R$5.7360	R$3.8270
Diluted	R$3.7059	R$5.5050	R$3.9500